CONTRACT ASSETS	12 Months Ended
Dec. 31, 2019
Contract assets [abstract]
CONTRACT ASSETS
8	CONTRACT ASSETS

This relates to unbilled revenue, recognised over the period in which the freight services are performed representing the entity’s right to consideration for the services performed as at the end of the reporting period which shall be recognised as revenue in the subsequent year.

Management estimates the loss allowance on amounts due from customers at an amount equal to lifetime ECL, taking into account the historical default experience and the future prospects of the industry.